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invesco.com/ETFs
June 27, 2023
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Invesco Exchange-Traded Self-Indexed Fund Trust
1933 Act Registration No. 333-221046
1940 Act Registration No. 811-23304
Dear Sir or Madam:
On behalf of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and Rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post-Effective Amendment No. 156 (the “Amendment”) to the Trust’s registration statement on Form N-1A. This Amendment is being filed in order to reflect changes to the name, ticker symbol, investment objective, underlying index, index provider, principal investment strategy, non-fundamental policy and advisory fee of the Invesco Defensive Equity ETF, a series of the Trust (the "Fund").
The Trust respectfully requests selective review of the Fund's Prospectus and the Statement of Additional Information ("SAI") included in the Amendment. The Fund's current Prospectus and SAI, dated December 16, 2022, are similar to the Prospectus and SAI in the Amendment. As noted above, material changes are being made to the Fund's name, ticker symbol,  investment objective, underlying index, principal investment strategy, non-fundamental policy and advisory fee; other than these material changes, the disclosure in the Prospectus and SAI does not materially differ from the corresponding disclosure in the  registration statements for the following funds in the Invesco ETF fund complex, which the Staff has reviewed:
- Invesco NASDAQ Future Gen 200 ETF, a series of Invesco Exchange-Traded Fund Trust II, initially filed on June 7, 2022, and
- Invesco BulletShares 2032 Corporate Bond ETF, Invesco BulletShares 2032 Municipal Bond ETF and Invesco BulletShares 2030 High Yield Corporate Bond ETF, series of the Trust, initially filed on June 13, 2022.
Please send copies of all correspondence with respect to this Amendment to me at Anita.DeFrank@invesco.com or contact me by phone at (630) 684-5902.
Very truly yours,
/s/ Anita De Frank
Anita De Frank, Senior Counsel